CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 537,664	¥ 301,766
Receivables from customers, fair value		1,281	1,542
Securities purchased under agreements to resell, fair value		1,089,000	1,098,969
Trading assets, securities pledged as collateral		5,123,444	6,483,857
Trading assets, fair value		7,334	5,761
Private equity investments, fair value		7,451	7,145
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		445,000	402,599
Other assets, fair value		177,726	60,359
Short-term borrowings, fair value		401,300	330,816
Securities sold under agreements to repurchase, fair value		390,677	442,247
Securities loaned, fair value		149,377	129,201
Other liabilities, fair value		11,202	17,739
Long-term borrowings, fair value		¥ 2,562,962	¥ 2,703,816
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,822,562,601	3,822,562,601
Outstanding		3,528,429,451	3,608,391,999
Common stock held in treasury, shares		294,133,150	214,170,602

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.